T. ROWE PRICE Target 2020 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 58 .5%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  58,505 7,727 11,070 11,962,276 56,103
New Income Fund  46,206 6,929 9,693 5,674,477 45,509
International Bond Fund (USD
Hedged)  15,745 2,903 3,398 1,862,483 15,924
Dynamic Global Bond Fund  10,796 1,871 2,456 1,362,592 10,697
Emerging Markets Bond Fund  10,964 1,169 2,202 1,127,948 10,546
High Yield Fund  10,269 1,124 2,467 1,565,883 9,348
U.S. Treasury Long-Term Index
Fund  9,149 1,274 2,281 1,202,931 8,962
Dynamic Credit Fund  4,190 855 908 471,500 4,225
Floating Rate Fund  3,915 414 1,156 343,602 3,189
Total Bond Mutual Funds (Cost $ 173,909 ) 164,503
EQUITY MUTUAL FUNDS 39 .2%
T. Rowe Price Funds:
Value Fund  17,657 2,306 3,531 336,553 15,973
Growth Stock Fund  16,420 1,895 3,641 137,739 14,631
Hedged Equity Fund  12,105 1,029 2,466 892,229 11,287
U.S. Large-Cap Core Fund  11,595 1,401 2,271 253,663 10,600
Equity Index 500 Fund  8,778 2,500 2,689 61,210 9,598
Overseas Stock Fund  8,814 823 1,466 591,779 7,936
International Value Equity Fund  8,432 713 1,416 422,121 7,826
Real Assets Fund  7,863 807 1,389 494,396 7,263
International Stock Fund  7,517 576 1,232 335,288 6,890
Mid-Cap Growth Fund  4,344 617 968 36,798 3,652
Mid-Cap Value Fund  4,061 688 915 107,937 3,504
Emerging Markets Discovery Stock
Fund  2,982 295 546 197,975 2,803
Emerging Markets Stock Fund  2,517 280 449 68,856 2,332
Small-Cap Value Fund  2,460 359 511 42,226 2,224
Small-Cap Stock Fund  2,323 429 660 33,632 1,900
New Horizons Fund (2) 1,873 187 326 30,792 1,722
Total Equity Mutual Funds (Cost $ 74,218 ) 110,141
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  30 1,955 1,953 318 31
Total Other Mutual Funds (Cost $ 32 ) 31

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 7,220 7,391 8,054 6,557,056 6,557
Total Short-Term Investments (Cost $ 6,557 ) 6,557
Total Investments in Securities 100.0%
(Cost $254,716) $ 281,232
Other Assets Less Liabilities (0.0)% (137)
Net Assets 100.0% $ 281,095
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (5) $ 88 $ 243
Dynamic Global Bond Fund  (221) 486 298
Emerging Markets Bond Fund  (295) 615 563
Emerging Markets Discovery Stock Fund  (7) 72 121
Emerging Markets Stock Fund  37 (16) 49
Equity Index 500 Fund  186 1,009 99
Floating Rate Fund  (25) 16 221
Growth Stock Fund  2,278 (43) 31
Hedged Equity Fund  501 619 180
High Yield Fund  (162) 422 559
International Bond Fund (USD Hedged)  (287) 674 464
International Stock Fund  249 29 130
International Value Equity Fund  264 97 264
Limited Duration Inflation Focused Bond Fund  (485) 941 2,467
Mid-Cap Growth Fund  528 (341) 25
Mid-Cap Value Fund  575 (330) 72
New Horizons Fund  125 (12) —
New Income Fund  (1,036) 2,067 1,704
Overseas Stock Fund  295 (235) 261
Real Assets Fund  19 (18) 182
Small-Cap Stock Fund  410 (192) 28
Small-Cap Value Fund  260 (84) 37
Transition Fund  (10) (1) —
U.S. Large-Cap Core Fund  933 (125) 129
U.S. Treasury Long-Term Index Fund  (567) 820 278
Value Fund  1,808 (459) 284
U.S. Treasury Money Fund, 4.44% — — 257
Totals $ 5,368 # $ 6,099 $ 8,946 +

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $4,209 of the net realized gain (loss).
+ Investment income comprised $8,946 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F185-054Q3 02/25